Vessels, Net (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Gain / Loss on sale of vessel	$ 4,440	$ (1,688)	$ (2,543)
Vessel held for sale	6,256	0
Loss on vessel held for sale	(37,161)	0	0
MSC Challenger disposal [Member]
Vessels' disposal price		5,022
Gain / Loss on sale of vessel		$ 1,688
Neapolis, Areopolis and Lakonia acquisition [Member]
Vessels' cost			27,740
Konstantina, MSC Kyoto and Akritas disposal [Member]
Vessels' disposal price			24,329
Gain / Loss on sale of vessel			$ 2,543
Vessels, Net, Additional Information [Member]
Carrying value of vessels provided as collaterals to secure loans	$ 1,731,384
Number of vessels provided as collaterals to secure loans	48
Karmen Demolition [Member]
Vessels' disposal price	$ 3,953
Gain / Loss on sale of vessel	(4,440)
Dec. 28, 2016 MSC Romanos disposal [Member]
Vessel held for sale	6,256
Loss on vessel held for sale	$ 37,161